SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$3,047,149	$1,133,038	$—
Diversified Fresh Produce – EMEA	3,152,561	3,383,009	3,119,746
Diversified Fresh Produce – Americas & ROW	1,965,667	1,465,025	1,226,193
Fresh Vegetables	1,205,902	510,687	—
Total segment revenue	9,371,279	6,491,759	4,345,939
Intersegment revenue	(142,426)	(37,357)	—
Total consolidated revenue, net	$9,228,853	$6,454,402	$4,345,939

Segment Adjusted EBITDA:
Fresh Fruit	$212,175	$26,965	$—
Diversified Fresh Produce – EMEA	114,718	128,098	105,089
Diversified Fresh Produce – Americas & ROW	44,277	41,737	32,335
Fresh Vegetables	(33,446)	(27)	—
Legacy Dole	—	93,353	114,117
Adjustments:
Income tax benefit (expense)	34,059	13,333	(18,130)
Interest expense	(61,485)	(27,030)	(10,523)
Depreciation	(120,104)	(61,551)	(24,634)
Amortization of intangible assets	(10,893)	(11,404)	(11,548)
Merger, transaction and other related costs	—	(30,072)	(396)
Mark to market (losses) gains	(3,049)	3,160	(1,152)
Gain on asset sales	10,316	—	—
Impairment of property, plant and equipment	(397)	—	(1,210)
Produce recalls	(15,809)	(17,649)	—
Incremental charges on biological assets and inventory related to acquisition of Legacy Dole	(41,145)	(65,916)	—
Other items	627	959	—
Items in equity method earnings:
Dole’s share of depreciation	(8,072)	(30,390)	(45,135)
Dole’s share of amortization	(2,542)	(3,218)	(2,895)
Dole’s share of income tax expense	(5,623)	(27,297)	(22,329)
Dole’s share of interest expense	(1,731)	(18,282)	(34,631)
Dole’s share of other items	(186)	2,039	(7,706)
Net income	$111,690	$16,808	$71,252

Schedule of Revenue and Long-Lived Assets, by Geographic Location
The Company is headquartered and domiciled in Ireland. Revenue by geographic location based on the end customer for the years ended December 31, 2022, December 31, 2021 and December 31, 2020 was as follows:

	Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
United States	$4,402,474	$2,313,358	$1,072,472
U.K.	782,497	796,474	687,760
Spain	615,417	637,123	592,306
Sweden	574,682	613,911	549,447
Ireland	394,981	416,410	404,482
Other	2,458,802	1,677,126	1,039,472
Total revenue, net	$9,228,853	$6,454,402	$4,345,939
Long-lived assets are comprised of property, plant and equipment, net. Long-lived assets by geographic location as of December 31, 2022 and December 31, 2021 were as follows:

	Year Ended
	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
United States	$382,883	$395,437
Costa Rica	261,793	296,987
Vessels and containers on-the-water or in-transit	207,621	234,959
Honduras	108,993	117,419
Chile	94,150	88,482
Ecuador	85,200	88,011
U.K.	35,256	36,995
Czech Republic	30,913	32,636
Sweden	28,189	30,793
Denmark	24,266	26,578
Spain	24,089	24,993
Ireland	23,174	23,523
Other	36,780	34,037
Total long-lived assets	$1,343,307	$1,430,850